Leases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases
21. Leases

a) Significant Individual Lease Arrangements

TAK leases road and port facilities from the Alaska Industrial Development and Export Authority, through which it ships all concentrates produced at the Red Dog mine. The lease requires TAK to pay a minimum annual user fee of US$6 million until 2040. As at December 31, 2023, the related lease liability was $85 million (2022 – $91 million).

QBSA entered into a contract with Transelec S.A. to lease an electrical power transmission system to connect the QB2 project with the Chilean national power grid. In the fourth quarter of 2023, the Chilean National Electric Coordinator issued the certificate that approves the entry into operation for the transmission system, leading to the commencement date of the lease. The lease requires QBSA to pay approximately US$22 million per year, escalating by 2.2% annually. As at December 31, 2023, the related lease liability was $428 million. The corresponding right-of-use asset was $447 million.
21. Leases (continued)

b) Right-of-Use Assets

Our significant lease arrangements include contracts for leasing office premises, mining equipment, railcars, road and port facilities and electrical power transmission systems. As at December 31, 2023, $1.1 billion (2022 – $612 million) of right-of-use assets are recorded as part of land, buildings, plant and equipment within property, plant and equipment.

(CAD$ in millions)	2023	2022
Opening net book value	$612	$728
Additions	673	214
Depreciation	(147)	(142)
Changes in foreign exchange rates and other	(30)	31
Transfer to assets held for sale	—	(219)
Closing net book value	$1,108	$612

c) Lease Liability Continuity

(CAD$ in millions)	2023	2022
As at January 1	$571	$694
Cash flows
Principal payments	(160)	(149)
Interest payments	(31)	(38)
Non-cash changes
Additions	674	210
Interest expense	31	38
Changes in foreign exchange and other	(24)	25
Transfer to liabilities associated with assets held for sale	—	(209)
As at December 31	$1,061	$571
Less current portion of lease liabilities	(195)	(132)
Non-current lease liabilities	$866	$439